DESCRIPTION OF BUSINESS AND GENERAL (Narrative) (Details) ₪ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 ILS (₪)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Proceeds from revolving lines of credit	₪ 8.7	$ 2.6
Working capital			$ 25.1